Warrants and Derivative Liabilities - Schedule of Input and Valuation Techniques Used to Value Warrant Liabilities (Details)	Aug. 18, 2023	Dec. 31, 2022 $ / shares	Nov. 17, 2022 $ / shares	Apr. 01, 2022 $ / shares
2022 Common Stock Warrants To Service Provider | Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.0000	0.0000
2022 Common Stock Warrants To Service Provider | Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input				1.1846
2022 Common Stock Warrants To Service Provider | Volatility factor | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.9753
2022 Common Stock Warrants To Service Provider | Volatility factor | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			1.1596
2022 Common Stock Warrants To Service Provider | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input				0.0192
2022 Common Stock Warrants To Service Provider | Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.0440
2022 Common Stock Warrants To Service Provider | Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input			0.0467
2022 Common Stock Warrants To Service Provider | Expected term (years)
Class of Warrant or Right [Line Items]
Expected term (years)				1 year 3 months 7 days
2022 Common Stock Warrants To Service Provider | Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected term (years)			11 months 15 days
2022 Common Stock Warrants To Service Provider | Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected term (years)			2 years 1 month 13 days
2022 Common Stock Warrants To Service Provider | Underlying common stock price
Class of Warrant or Right [Line Items]
Underlying common stock price (in dollars per share)			$ 4.25	$ 9.25
Emerald Financing | Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		0
Emerald Financing | Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		1.4083
Emerald Financing | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		0.0421
Emerald Financing | Expected term (years)
Class of Warrant or Right [Line Items]
Expected term (years)		1 year 1 month 17 days
Emerald Financing | Underlying common stock price
Class of Warrant or Right [Line Items]
Underlying common stock price (in dollars per share)		$ 4.00
August 2023 PIPE Financing Common Stock Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.0000
August 2023 PIPE Financing Common Stock Warrants | Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.8788
August 2023 PIPE Financing Common Stock Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.0426
August 2023 PIPE Financing Common Stock Warrants | Expected term (years)
Class of Warrant or Right [Line Items]
Expected term (years)	10 years
August 2023 PIPE Financing Common Stock Warrants | Measurement Input, Share Price
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	5.16
August 2023 Convertible Note Common Stock Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.0000
August 2023 Convertible Note Common Stock Warrants | Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.8788
August 2023 Convertible Note Common Stock Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.0426
August 2023 Convertible Note Common Stock Warrants | Expected term (years)
Class of Warrant or Right [Line Items]
Expected term (years)	10 years
August 2023 Convertible Note Common Stock Warrants | Measurement Input, Share Price
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	5.16